Note 41 - Fair Values of Financial Instruments - Assets and Liabilities Not Measured at Fair Value (Details) - ARS ($)	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2017		Dec. 31, 2016
Financial Assets Abstract
CASH AND CASH EQUIVALENTS	$ 99,105,461,000		$ 56,453,684,000		$ 88,746,425,000		$ 88,746,425,000
Reverse Repurchase Agreements	12,719,131,000		9,345,877,000		107,461,000
Other Financial Assets	9,237,235,000		3,414,951,000		1,234,350,000
Financial Assets Pledged as Collateral	3,625,263,000		3,626,742,000		3,751,799,000
Financial Liabilities Abstract
Repurchase Agreements	14,321,000		421,395,000		249,000,000
Other Financial Liabilities	28,189,392,000		20,673,857,000		14,345,272,000
Bank Loans	5,527,525,000		1,020,668,000		1,299,147,000
DEBT SECURITIES ISSUED	2,473,690,000		3,030,411,000		3,291,323,000		$ 3,291,323,000
Accounting Balance Member
Financial Assets Abstract
CASH AND CASH EQUIVALENTS	99,105,461,000	[1]	56,453,684,000	[2]	88,746,425,000	[3]
Reverse Repurchase Agreements	12,719,131,000	[1]	9,345,877,000	[2]	107,461,000	[3]
Other Financial Assets	9,237,235,000	[1]	3,414,951,000	[2]	1,234,350,000	[3]
Loans and Advances not Measured at Fair Value	181,584,755,000	[1]	189,015,258,000	[2]	146,023,786,000	[3]
Financial Assets Pledged as Collateral	3,625,263,000	[1]	3,626,742,000	[2]	3,751,799,000	[3]
Financial Liabilities Abstract
Deposits	259,509,061,000	[1]	227,277,754,000	[2]	211,175,430,000	[3]
Repurchase Agreements	14,321,000	[1]	421,395,000	[2]	249,000,000	[3]
Other Financial Liabilities	28,189,392,000	[1]	20,673,857,000	[2]	14,345,272,000	[3]
Bank Loans	5,527,525,000	[1]	1,020,668,000	[2]	1,299,147,000	[3]
DEBT SECURITIES ISSUED	2,473,690,000	[1]	3,030,411,000	[2]	3,291,323,000	[3]
Total Fair Value Member
Financial Assets Abstract
Loans and Advances not Measured at Fair Value	176,801,211,000	[4]	229,463,444,000	[5]	141,010,700,000	[6]
Financial Liabilities Abstract
Deposits	256,910,027,000		226,964,133,000		210,424,310,000
DEBT SECURITIES ISSUED	2,412,051,000		3,034,840,000		3,313,382,000
Level 1 - Fair Value Member
Financial Assets Abstract
CASH AND CASH EQUIVALENTS	0		0		0
Reverse Repurchase Agreements	0		0		0
Other Financial Assets	0		0		0
Loans and Advances not Measured at Fair Value	0		0		0
Financial Assets Pledged as Collateral	0		0		0
Financial Liabilities Abstract
Deposits	0		0		0
Repurchase Agreements	0		0		0
Other Financial Liabilities	0		0		0
Bank Loans	0		0		0
DEBT SECURITIES ISSUED	0		0		0
Level 2 - Fair Value Member
Financial Assets Abstract
CASH AND CASH EQUIVALENTS	0		0		0
Reverse Repurchase Agreements	0		0		0
Other Financial Assets	0		0		0
Loans and Advances not Measured at Fair Value	176,801,211,000		229,463,444,000		141,010,700,000
Financial Assets Pledged as Collateral	0		0		0
Financial Liabilities Abstract
Deposits	256,910,027,000		226,964,133,000		210,424,310,000
Repurchase Agreements	0		0		0
Other Financial Liabilities	0		0		0
Bank Loans	0		0		0
DEBT SECURITIES ISSUED	$ 2,412,051,000		$ 3,034,840,000		$ 3,313,382,000

[1]	The Bank does not report the fair value as it considers it to be similar to its accounting value.
[2]	The Bank does not report the fair value as it considers it to be similar to its accounting value.
[3]	The Bank does not report the fair value as it considers it to be similar to its accounting value.
[4]	The Bank does not report the fair value as it considers it to be similar to its accounting value.
[5]	The Bank does not report the fair value as it considers it to be similar to its accounting value.
[6]	The Bank does not report the fair value as it considers it to be similar to its accounting value.